Accumulated Other Comprehensive Income - Amounts in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	$ (68.0)	$ (163.7)	$ (320.1)
Amounts Arising During the Current Period, Income Tax	16.7	20.5	78.5
Amounts Reclassified to Net Income (Loss), Pretax	53.1	59.6	95.6
Amounts Reclassified to Net Income (Loss), income Tax	(17.6)	(19.8)	(35.5)
Other comprehensive loss	(15.8)	(103.4)	(181.5)
Cost of revenues	2,391.7	2,443.7	2,888.3
Selling, general and administrative expenses	424.3	451.9	533.6
Other operating expense	20.1	69.4	81.0
Interest and other income (expense)	(39.1)	(36.4)	(85.0)
Benefit plan adjustments
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	(39.5)	(57.1)	(231.2)
Amounts Arising During the Current Period, Income Tax	16.7	20.4	78.1
Amounts Reclassified to Net Income (Loss), Pretax	51.3	58.1	95.3
Amounts Reclassified to Net Income (Loss), income Tax	(17.6)	(20.2)	(35.9)
Other comprehensive loss	10.9	1.2	(93.7)
Foreign currency translation adjustments
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	(26.6)	(106.2)	(82.2)
Amounts Arising During the Current Period, Income Tax	0.2	0.3	0.0
Amounts Reclassified to Net Income (Loss), Pretax	(0.1)	5.7	1.3
Amounts Reclassified to Net Income (Loss), income Tax	0.0	0.0	0.3
Other comprehensive loss	(26.5)	(100.2)	(80.6)
Foreign currency translation adjustments | Netherlands CIT Operations
Other Comprehensive Income Loss [Line Items]
Pretax plan adjustments			8.0
Unrealized gains (losses) on available-for-sale securities
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	0.4	0.6	0.1
Amounts Arising During the Current Period, Income Tax	(0.2)	(0.2)	0.0
Amounts Reclassified to Net Income (Loss), Pretax	(0.5)	(1.1)	(0.5)
Amounts Reclassified to Net Income (Loss), income Tax	0.2	0.4	0.2
Other comprehensive loss	(0.1)	(0.3)	(0.2)
Gains (losses) on cash flow hedges
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	(1.2)	3.3	0.7
Amounts Arising During the Current Period, Income Tax	0.0	0.0	0.0
Amounts Reclassified to Net Income (Loss), Pretax	2.0	(3.6)	(0.9)
Amounts Reclassified to Net Income (Loss), income Tax	(0.2)	0.0	0.0
Other comprehensive loss	0.6	(0.3)	(0.2)
Gains (losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income
Other Comprehensive Income Loss [Line Items]
Other operating expense	1.3	(4.1)	(1.9)
Interest and other income (expense)	(0.3)	(0.5)	(1.0)
AOCI Attributable to Parent
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	(66.9)	(159.4)	(312.6)
Amounts Arising During the Current Period, Income Tax	16.7	20.5	78.1
Amounts Reclassified to Net Income (Loss), Pretax	52.7	59.1	95.2
Amounts Reclassified to Net Income (Loss), income Tax	(17.6)	(19.8)	(35.4)
Other comprehensive loss	(15.1)	(99.6)	(174.7)
Benefit plan adjustments
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	(1.5)	(0.7)	(1.4)
Amounts Arising During the Current Period, Income Tax	0.0	0.0	0.4
Amounts Reclassified to Net Income (Loss), Pretax	0.4	0.5	0.4
Amounts Reclassified to Net Income (Loss), income Tax	0.0	0.0	(0.1)
Other comprehensive loss	(1.1)	(0.2)	(0.7)
Foreign currency translation adjustments
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	0.4	(3.6)	(6.1)
Amounts Arising During the Current Period, Income Tax	0.0	0.0	0.0
Amounts Reclassified to Net Income (Loss), Pretax	0.0	0.0	0.0
Amounts Reclassified to Net Income (Loss), income Tax	0.0	0.0	0.0
Other comprehensive loss	0.4	(3.6)	(6.1)
AOCI Attributable to Noncontrolling Interest
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	(1.1)	(4.3)	(7.5)
Amounts Arising During the Current Period, Income Tax	0.0	0.0	0.4
Amounts Reclassified to Net Income (Loss), Pretax	0.4	0.5	0.4
Amounts Reclassified to Net Income (Loss), income Tax	0.0	0.0	(0.1)
Other comprehensive loss	(0.7)	(3.8)	(6.8)
Benefit plan adjustments(a)
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	(41.0)	(57.8)	(232.6)
Amounts Arising During the Current Period, Income Tax	16.7	20.4	78.5
Amounts Reclassified to Net Income (Loss), Pretax	51.7	58.6	95.7
Amounts Reclassified to Net Income (Loss), income Tax	(17.6)	(20.2)	(36.0)
Other comprehensive loss	9.8	1.0	(94.4)
Foreign currency translation adjustments(b)
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	(26.2)	(109.8)	(88.3)
Amounts Arising During the Current Period, Income Tax	0.2	0.3	0.0
Amounts Reclassified to Net Income (Loss), Pretax	(0.1)	5.7	1.3
Amounts Reclassified to Net Income (Loss), income Tax	0.0	0.0	0.3
Other comprehensive loss	(26.1)	(103.8)	(86.7)
Unrealized gains (losses) on available-for-sale securities(c)
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	0.4	0.6	0.1
Amounts Arising During the Current Period, Income Tax	(0.2)	(0.2)	0.0
Amounts Reclassified to Net Income (Loss), Pretax	(0.5)	(1.1)	(0.5)
Amounts Reclassified to Net Income (Loss), income Tax	0.2	0.4	0.2
Other comprehensive loss	(0.1)	(0.3)	(0.2)
Gains (losses) on cash flow hedges(d)
Other Comprehensive Income Loss [Line Items]
Amounts Arising During the Current Period, Pretax	(1.2)	3.3	0.7
Amounts Arising During the Current Period, Income Tax	0.0	0.0	0.0
Amounts Reclassified to Net Income (Loss), Pretax	2.0	(3.6)	(0.9)
Amounts Reclassified to Net Income (Loss), income Tax	(0.2)	0.0	0.0
Other comprehensive loss	0.6	(0.3)	(0.2)
Benefit Plan Adjustments
Other Comprehensive Income Loss [Line Items]
Other comprehensive loss	10.9	1.2	(93.7)
Benefit Plan Adjustments | Reclassification out of Accumulated Other Comprehensive Income
Other Comprehensive Income Loss [Line Items]
Cost of revenues	8.9	8.2	8.1
Selling, general and administrative expenses	1.6	2.4	2.5
Interest and other income (expense)	$ 40.3	$ 39.8	$ 86.9